CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (10,089)	$ (17,885)	$ (37,066)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,052	1,271
Depreciation	721	820
Increase in severance pay, net	(14)	80
Loss from property and equipment disposal	52
Decrease (increase) in interest receivables from short-term bank deposits	(27)	114
Decrease (increase) in other accounts receivable and prepaid expenses	(558)	39
Decrease (increase) in long-term prepaid expenses	(26)	52
Increase in trade payables and other accounts payable and accrued expenses	1,040	447
Net cash used in operating activities	(7,849)	(15,062)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	10,900	35,561
Investment in short-term bank deposits	(39,106)	(13,000)
Purchase of property and equipment	(128)	(240)
Proceeds from sales of property and equipment	2
Net cash provided by (used in) investing activities	(28,332)	22,321
Cash flows from financing activities:
Proceeds from issuance of ordinary shares and warrants, net	20,055
Proceeds from exercise of options	545
Net cash provided by financing activities	20,600
Increase (decrease) in cash, cash equivalents and restricted cash	(15,581)	7,259
Cash, cash equivalents and restricted cash at the beginning of the period	26,520	10,702	10,702
Cash, cash equivalents and restricted cash at the end of the period	10,939	17,961	$ 26,520
Supplemental disclosure of non-cash investing and financing activities:
Changes in receivables from foreign currency derivative contracts	(17)	319
Purchase of property and equipment		23
Proceeds from issuance of ordinary shares and warrants, net	$ 296